4. RELATED PARTY TRANSACTIONS	1 Months Ended
Aug. 15, 2014
Related Party Transactions [Abstract]
4. RELATED PARTY TRANSACTIONS

NOTE 4 RELATED PARTY TRANSACTIONS

On July 2, 2014, the Company loaned $5,000 to a related party. Pursuant to the terms of the note, the note is non-interest bearing, unsecured and is due October 1, 2015.

On August 14, 2014, the Company loaned $2,000 to a related party in exchange for an unsecured, non-interest bearing note, which is due October 1, 2015.